CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (4,732)	$ (6,211)
Adjustments required to reconcile net loss to net cash used in operating activities:
Revaluation of fair value of warrants to purchase preferred share		(174)
Depreciation and amortization	63	38
Share-based compensation	794	2,690
Financial income, net	(64)
Changes in assets and liabilities items:
Decrease in prepaid and other current assets and non-current assets	(219)	(206)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(93)	298
Decrease in employees and payroll accruals	(535)	(363)
Increase (decrease) in royalties provision	(13)	28
Net cash used in operating activities	(4,799)	(3,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(79)	(105)
Decrease in restricted deposit	46
Proceeds from short-term bank deposit, net	3,811
Net cash provided by (used in) investing activities	3,778	(105)
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of short-term loan from bank		1,000
Repayment of short-term loan from bank		(1,000)
Issuance of ordinary shares upon exercise of stock options by employees		16
Exercise of warrants into ordinary shares	5	29
Issuance of ordinary shares in the IPO, net of issuance expense		10,947
Issuance of ordinary shares in the private placement, net of issuance expenses		11,021
Net cash provided by financing activities	5	22,013
Effect of exchange rate changes on cash and cash equivalents	61
Net increase (decrease) in cash and cash equivalents	(955)	18,008
Cash and cash equivalents at the beginning of the period	9,392	1,075
Cash and cash equivalents at the end of the period	8,437	19,083
Supplemental disclosure of non-cash flow information
Reclassification of liability warrants to equity warrants		233
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	19
Conversion of preferred shares into ordinary shares		226
Supplemental disclosure of cash flow information
Cash paid for interest		$ 11